Statement of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Oct. 26, 2014
Balance, shares at Oct. 26, 2014
Initial shares, par value $0.0001, issued from October 27, 2014 to October 31, 2014 at $0.001 per share	$ 1,200	10,800		12,000
Initial shares, par value $0.0001, issued from October 27, 2014 to October 31, 2014 at $0.001 per share, shares	12,000,000
Common shares	$ 83	41,417		41,500
Common shares, shares	830,000
Beneficial conversion feature		10,000		10,000
Net loss for the period			(33,079)	(33,079)
Balance at Dec. 31, 2014	$ 1,283	62,217	(33,079)	30,421
Balance, shares at Dec. 31, 2014	12,830,000
Balance at Oct. 26, 2014
Balance, shares at Oct. 26, 2014
Net loss for the period				(76,525)
Balance at Dec. 31, 2015	$ 1,432	126,405	(76,525)	51,312
Balance, shares at Dec. 31, 2015	14,323,479
Balance at Oct. 26, 2014
Balance, shares at Oct. 26, 2014
Net loss for the period				(84,656)
Balance at Mar. 31, 2016				43,181
Balance at Dec. 31, 2014	$ 1,283	62,217	(33,079)	30,421
Balance, shares at Dec. 31, 2014	12,830,000
Common shares	$ 108	53,892		54,000
Common shares, shares	1,080,000
Common shares, 413,479, par value $0.0001 issued at $0.025 per share upon conversion of 10% note	$ 41	10,296		10,337
Common shares, 413,479, par value $0.0001 issued at $0.025 per share upon conversion of 10% note, shares	413,479
Net loss for the period			(43,446)	(43,446)
Balance at Dec. 31, 2015	$ 1,432	$ 126,405	$ (76,525)	51,312
Balance, shares at Dec. 31, 2015	14,323,479
Net loss for the period				(8,131)
Balance at Mar. 31, 2016				$ 43,181